Property and Plant and Equipment	12 Months Ended
Jun. 30, 2026
Property and Plant and Equipment [Abstract]
PROPERTY AND PLANT AND EQUIPMENT
10.	PROPERTY AND PLANT AND EQUIPMENT

	30 June 2026 $	30 June 2025 $
Cost	9,564,695	35,965
Cost – Assets under construction	7,265,998	-
Accumulated depreciation	(74,928)	(33,949)
Net of accumulated depreciation	16,755,765	2,016

	Plant and Equipment (Office)	Plant and Equipment (Site)	Vessel	Buildings	Camp	Total
	USD	USD	USD	USD	USD	USD
Carrying value at beginning of period (1 July 2025)	2,016	-	-	-	-	2,016
Balance at acquisition of Tanbreez (note 31)	4,408	2,104,826	-	3,718,380	2,312,144	8,139,758
Additions	64,054	122,429	8,565,145	-	-	8,751,628
Depreciation charge for the period	(7,076)	(6,391)	-	(5,976)	-	(19,443)
Foreign exchange	185	(51,716)	-	(9,695)	(56,968)	(118,194)
Carrying value at end of period (30 June 2026)	63,587	2,169,148	8,565,145	3,702,709	2,255,176	16,755,765

	Plant and Equipment (Office)	Plant and Equipment (Site)	Vessel	Buildings	Camp	Total
	USD	USD	USD	USD	USD	USD
Carrying value at beginning of period (1 July 2024)	853	-	-	-	-	853
Additions	1,131	-	-	-	-	1,131
Loss on disposal of fixed asset	945	-	-	-	-	945
Depreciation charge for the period	(1,088)	-	-	-	-	(1,088)
Foreign exchange	175	-	-	-	-	175
Carrying value at end of period (30 June 2025)	2,016	-	-	-	-	2,016